DEFERRED TAX ASSETS - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 496,920	¥ 366,348
Credited/(Charged) to the comprehensive income statement	272,991	130,572
Balance at end of year	769,911	496,920
Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	302,586	0
Credited/(Charged) to the comprehensive income statement	90,167	302,586
Balance at end of year	392,753	302,586
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	17,794	17,821
Credited/(Charged) to the comprehensive income statement	(10,231)	(27)
Balance at end of year	7,563	17,794
Impairment provision for fixed assets and construction-in-progress [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	14,585	11,626
Credited/(Charged) to the comprehensive income statement	3,645	2,959
Balance at end of year	18,230	14,585
Impairment provision for materials and supplies [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	4,410
Credited/(Charged) to the comprehensive income statement	915	(4,410)
Balance at end of year	915	0
Difference in accounting base and tax base of government grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	25,266	23,251
Credited/(Charged) to the comprehensive income statement	169,185	2,015
Balance at end of year	194,451	25,266
Difference in accounting base and tax base of employee benefits obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	86,120	50,803
Credited/(Charged) to the comprehensive income statement	10,178	35,317
Balance at end of year	96,298	86,120
Loss on disposal of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	24,147	25,115
Credited/(Charged) to the comprehensive income statement	525	(968)
Balance at end of year	24,672	24,147
Difference in accounting base and tax base of party organization activity fee [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	26,422	16,276
Credited/(Charged) to the comprehensive income statement	(2,793)	10,146
Balance at end of year	23,629	26,422
Difference in accounting base and tax base in recognition of land disposal proceed [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	212,017
Credited/(Charged) to the comprehensive income statement	0	(212,017)
Balance at end of year	0	0
Difference in accounting base and tax base of safety production reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	0
Credited/(Charged) to the comprehensive income statement	2,971	0
Balance at end of year	2,971	0
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	5,029
Credited/(Charged) to the comprehensive income statement	8,429	(5,029)
Balance at end of year	¥ 8,429	¥ 0